First-time adoption	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
First-time adoption
34.	First-time adoption
Sony has adopted IFRS from the first quarter of the fiscal year ended March 31, 2022. The latest consolidated financial statements under U.S. GAAP were prepared for the fiscal year ended March 31, 2021, and the date of transition to IFRS was April 1, 2020
.

(1)	Exemption under IFRS 1
IFRS 1 requires that a company adopting IFRS for the first-time (“first-time adopters”) shall apply IFRS retrospectively. However, IFRS 1 provides certain exemptions that allow first-time adopters to choose not to apply certain standards retrospectively. Sony has adopted the following exemptions:
Business combinations
First-time adopters may choose not to apply IFRS 3 “Business Combinations” (“IFRS 3”) retrospectively to business combinations that occurred before the date of transition to IFRS. Sony has applied this exemption and chosen not to apply IFRS 3 retrospectively to business combinations that occurred before the date of transition to IFRS. Therefore, the carrying amounts of goodwill generated in business combinations that occurred prior to the date of transition to IFRS were based on the carrying amounts determined under U.S. GAAP at the date of transition to IFRS.
Sony performed an impairment test on goodwill at the date of transition to IFRS regardless of whether there were any indications that the goodwill may be impaired, refer to Note 3 I. Significant accounting policies (10).
Exchange differences on translating foreign operations
First-time adopters may choose to deem the cumulative exchange differences on translating foreign operations as zero at the date of transition to IFRS. Sony has chosen to apply this exemption and deemed all cumulative exchange differences on translating foreign operations as zero at the date of transition to IFRS.
Designation of financial instruments recognized before the date of transition to IFRS
First-time adopters may designate an investment in an equity instrument as an investment recognized at fair value through other comprehensive income in accordance with IFRS 9 “Financial Instruments” based on the facts and circumstances that existed at the date of transition to IFRS. Sony has applied this exemption and designated some equity instruments at fair value in other comprehensive income at the date of transition to IFRS.
Recognition of ROU assets and lease liabilities
When first-time adopters recognize ROU assets and lease liabilities as a lessee, they are permitted to measure ROU assets and lease liabilities at the date of transition to IFRS. Sony measured all lease liabilities at the date of transition to IFRS at the present value of the remaining lease payments, discounted using Sony’s incremental borrowing rate at the date of transition to IFRS. Sony recognized ROU assets equal to the amount of lease liabilities at the date of transition to IFRS.

(2)	Mandatory exception under IFRS 1
IFRS 1 prohibits the retrospective application of IFRS concerning “estimates,”
“non-controlling
interests,” “classification and measurement of financial instruments” and other items. Sony applied these items prospectively from the date of transition to IFRS.

(3)	Reconciliation
The reconciliations required to be disclosed in the first IFRS financial statements are described in the reconciliations as below. “Reclassification” includes items that do not affect retained earnings and comprehensive income, while “Recognition and measurement differences” includes items that affect retained earnings and comprehensive income.

Reconciliation of equity at the date of transition to IFRS (April 1, 2020)

Accounts under U.S. GAAP	Yen in millions					Accounts under IFRS
	U.S. GAAP*	Reclassification	Recognition and measurement differences	IFRS	Note
ASSETS						ASSETS
Current assets:						Current assets:
Cash and cash equivalents	1,512,357	—	166	1,512,523		Cash and cash equivalents
Marketable securities	1,847,772	(1,847,772)	—	—	a
	—	327,092	—	327,092	a,f	Investments and advances in the Financial Services segment
Notes and accounts receivable, trade and contract assets	1,028,793	(1,028,793)	—	—	b
	—	1,195,228	(894)	1,194,334	b,c	Trade and other receivables, and contract assets
Allowance for credit losses	(26,153)	26,153	—	—	b
Inventories	558,452	—	1,327	559,779		Inventories
Other receivables	188,076	(188,076)	—	—	c
	—	135,265	217	135,482	d	Other financial assets
Prepaid expenses and other current assets	594,009	(153,473)	1,438	441,974	d	Other current assets

Total current assets	5,703,306	(1,534,376)	2,254	4,171,184		Total current assets

						Non-current assets:

Film costs	458,853	(458,853)	—	—	e

Investments and advances:
Affiliated companies	207,922	(608)	(3,023)	204,291		Investments accounted for using the equity method
Securities investments and other	12,526,990	(12,526,990)	—	—	f
Allowance for credit losses	(6,341)	6,341	—	—
	—	13,906,535	2,445,750	16,352,285	a,f,D	Investments and advances in the Financial Services segment
Property, plant and equipment:
Land	81,482	(81,482)	—	—
Buildings	659,556	(659,556)	—	—
Machinery and equipment	1,725,720	(1,725,720)	—	—
Construction in progress	76,391	(76,391)	—	—

Less — Accumulated depreciation	1,634,505	(1,634,505)	—	—

	—	921,513	(4,315)	917,198		Property, plant and equipment

Other assets:
Operating lease right-of-use assets	359,510	(359,510)	—	—	g
Finance lease right-of-use assets	33,100	(33,100)	—	—	g
	—	376,998	(3,716)	373,282	g	Right-of-use assets
Intangibles, net	906,310	(906,310)	—	—	e
Goodwill	783,888	—	(92,959)	690,929	C	Goodwill
	—	991,611	1,033	992,644	e	Content assets
	—	373,552	3,948	377,500	e	Other intangible assets
Deferred insurance acquisition costs	600,901	—	(412,997)	187,904	E	Deferred insurance acquisition costs
Deferred income taxes	210,417	87	(171)	210,333		Deferred tax assets
	—	298,469	23,252	321,721	f,h,D	Other financial assets
Other	339,284	(154,853)	(16,636)	167,795	h,B	Other non-current assets

	17,329,478	1,526,238	1,940,166	20,795,882		Total non-current assets

Total assets	23,032,784	(8,138)	1,942,420	24,967,066		Total assets

Accounts under U.S. GAAP	Yen in millions					Accounts under IFRS
	U.S. GAAP*	Reclassification	Recognition and measurement differences	IFRS	Note
LIABILITIES						LIABILITIES
Current liabilities:						Current liabilities:
Short-term borrowings	810,176	13,869	—	824,045		Short-term borrowings
Current portion of long-term debt	29,807	69,116	—	98,923	i	Current portion of long-term debt
Current portion of long-term operating lease liabilities	68,942	(68,942)	—	—	i
Notes and accounts payable, trade	380,810	(380,810)	—	—	j
	—	1,340,573	(30,037)	1,310,536	j,k,m	Trade and other payables
Accounts payable, other and accrued expenses	1,630,197	(1,630,197)	—	—	k
Deposits from customers in the banking business	2,440,783	(93,396)	—	2,347,387	l	Deposits from customers in the banking business
Accrued income and other taxes	145,996	(60,650)	—	85,346		Income taxes payables
	—	163,007	—	163,007	k	Participation and residual liabilities in the Pictures segment
	—	56,152	—	56,152	k,m	Other financial liabilities
Other	733,732	527,859	2,353	1,263,944	k,m	Other current liabilities

Total current liabilities	6,240,443	(63,419)	(27,684)	6,149,340		Total current liabilities

						Non-current liabilities:
Long-term debt	634,966	305,871	(1,807)	939,030	i	Long-term debt
Long-term operating lease liabilities	314,836	(314,836)	—	—	i
Accrued pension and severance costs	324,655	4,355	611	329,621	B	Defined benefit liabilities
Deferred income taxes	548,034	87	493,035	1,041,156	F	Deferred tax liabilities
Future insurance policy benefits and other	6,246,047	—	273,530	6,519,577	E	Future insurance policy benefits and other
Policyholders’ account in the life insurance business	3,642,271	—	(2,261)	3,640,010	E	Policyholders’ account in the life insurance business
	—	122,706	(3,004)	119,702	n	Participation and residual liabilities in the Pictures segment
	—	146,834	—	146,834	l,n,o	Other financial liabilities
Other	289,285	(201,969)	4	87,320	n	Other non-current liabilities

	12,000,094	63,048	760,108	12,823,250		Total non-current liabilities

Total liabilities	18,240,537	(371)	732,424	18,972,590		Total liabilities

Redeemable noncontrolling interest	7,767	(7,767)	—	—	o

EQUITY						EQUITY
Sony Group Corporation’s stockholders’ equity:						Sony Group Corporation’s stockholders’ equity:
Common stock	880,214	—	—	880,214		Common stock
Additional paid-in capital	1,289,719	—	7,835	1,297,554		Additional paid-in capital
Retained earnings	2,765,187	—	(815,490)	1,949,697	G	Retained earnings
Accumulated other comprehensive income	(580,980)	—	1,560,456	979,476	A,B,D E,F	Accumulated other comprehensive income
Treasury stock, at cost	(232,503)	—	—	(232,503)		Treasury stock, at cost

	4,121,637	—	752,801	4,874,438		Equity attributable to Sony Group Corporation’s stockholders

Noncontrolling interests	662,843	—	457,195	1,120,038	F	Noncontrolling interests

Total equity	4,784,480	—	1,209,996	5,994,476		Total equity

Total liabilities and equity	23,032,784	(8,138)	1,942,420	24,967,066		Total liabilities and equity

*
“U.S. GAAP” represents the consolidated financial statements under U.S. GAAP for the fiscal year ended March 31, 2020, adjusted for the adoption of the Accounting Standards Updates issued by the Financial Accounting Standards Board effective as of April 1, 2020.

Reconciliation of equity as of March 31, 2021

Accounts under U.S. GAAP	Yen in millions					Accounts under IFRS
	U.S. GAAP	Reclassification	Recognition and measurement differences	IFRS	Note
ASSETS						ASSETS
Current assets:						Current assets:
Cash and cash equivalents	1,786,982	—	—	1,786,982		Cash and cash equivalents
Marketable securities	2,902,438	(2,902,438)	—	—	a,p
	—	412,016	(34)	411,982	a,f	Investments and advances in the Financial Services segment
Notes and accounts receivable, trade and contract assets	1,099,300	(1,099,300)	—	—	b
	—	1,366,991	(1,498)	1,365,493	b,c	Trade and other receivables, and contract assets
Allowance for credit losses	(29,406)	29,406	—	—	b
Inventories	637,391	—	(723)	636,668		Inventories
Other receivables	283,499	(283,499)	—	—	c
	—	117,522	160	117,682	d	Other financial assets
Prepaid expenses and other current assets	538,540	(141,517)	(813)	396,210	d	Other current assets

Total current assets	7,218,744	(2,500,819)	(2,908)	4,715,017		Total current assets

						Non-current assets:

Film costs	459,426	(459,426)	—	—	e

Investments and advances:
Affiliated companies	226,218	(1,132)	—	225,086		Investments accounted for using the equity method
Securities investments and other	14,046,196	(14,046,196)	—	—	f
Allowance for credit losses	(8,419)	8,419	—	—
	—	15,639,456	1,657,090	17,296,546	a,f,D	Investments and advances in the Financial Services segment
Property, plant and equipment:
Land	79,557	(79,557)	—	—
Buildings	683,249	(683,249)	—	—
Machinery and equipment	1,748,961	(1,748,961)	—	—
Construction in progress	100,728	(100,728)	—	—

Less — Accumulated depreciation	1,627,061	(1,627,061)	—	—

	—	994,676	(4,135)	990,541		Property, plant and equipment

Other assets:
Operating lease right-of-use assets	337,322	(337,322)	—	—	g
Finance lease right-of-use assets	39,772	(39,772)	—	—	g
	—	365,641	(7,607)	358,034	g	Right-of-use assets
Intangibles, net	996,305	(996,305)	—	—	e
Goodwill	827,149	(398)	(100,642)	726,109	C	Goodwill
	—	1,062,865	(318)	1,062,547	e	Content assets
	—	392,862	(1,807)	391,055	e	Other intangible assets
Deferred insurance acquisition costs	657,420	—	(33,434)	623,986	E	Deferred insurance acquisition costs
Deferred income taxes	207,470	(2,649)	10,848	215,669		Deferred tax assets
	—	663,105	32,659	695,764	f,h,D	Other financial assets
Other	361,803	(137,916)	(16,398)	207,489	h,B	Other non-current assets

	19,136,096	2,120,474	1,536,256	22,792,826		Total non-current assets

Total assets	26,354,840	(380,345)	1,533,348	27,507,843		Total assets

Accounts under U.S. GAAP	Yen in millions					Accounts under IFRS
	U.S. GAAP	Reclassification	Recognition and measurement differences	IFRS	Note
LIABILITIES						LIABILITIES
Current liabilities:						Current liabilities:
Short-term borrowings	1,187,868	13,879	—	1,201,747		Short-term borrowings
Current portion of long-term debt	131,699	73,582	125	205,406	i	Current portion of long-term debt
Current portion of long-term operating lease liabilities	73,362	(73,362)	—	—	i
Notes and accounts payable, trade	599,569	(599,569)	—	—	j
	—	1,632,952	(36,389)	1,596,563	j,k,m	Trade and other payables
Accounts payable, other and accrued expenses	1,756,833	(1,756,833)	—	—	k
Deposits from customers in the banking business	2,773,885	(91,729)	—	2,682,156	l	Deposits from customers in the banking business
Accrued income and other taxes	165,406	(82,594)	1,619	84,431		Income taxes payables
	—	164,005	(2,572)	161,433	k	Participation and residual liabilities in the Pictures segment
	—	54,341	—	54,341	k,m,o	Other financial liabilities
Other	1,126,802	234,441	6,284	1,367,527	k,m,p	Other current liabilities

Total current liabilities	7,815,424	(430,887)	(30,933)	7,353,604		Total current liabilities

						Non-current liabilities:
Long-term debt	773,294	281,086	(744)	1,053,636	i	Long-term debt
Long-term operating lease liabilities	290,259	(290,259)	—	—	i
Accrued pension and severance costs	254,103	12,364	755	267,222	B	Defined benefit liabilities
Deferred income taxes	366,761	(2,649)	452,475	816,587	F	Deferred tax liabilities
Future insurance policy benefits and other	6,599,977	—	14,608	6,614,585	E	Future insurance policy benefits and other
Policyholders’ account in the life insurance business	4,331,065	—	(2,171)	4,328,894	E	Policyholders’ account in the life insurance business
	—	120,712	(4,175)	116,537	n	Participation and residual liabilities in the Pictures segment
	—	139,417	—	139,417	l,n,o	Other financial liabilities
Other	294,302	(201,551)	271	93,022	n	Other non-current liabilities

	12,909,761	59,120	461,019	13,429,900		Total non-current liabilities

Total liabilities	20,725,185	(371,767)	430,086	20,783,504		Total liabilities

Redeemable noncontrolling interest	8,179	(8,179)	—	—	o

EQUITY						EQUITY
Sony Group Corporation’s stockholders’ equity:						Sony Group Corporation’s stockholders’ equity:
Common stock	880,214	—	—	880,214		Common stock
Additional paid-in capital	1,486,721	—	2,876	1,489,597		Additional paid-in capital
Retained earnings	3,857,152	—	(942,649)	2,914,503	G	Retained earnings
Accumulated other comprehensive income	(524,020)	—	2,044,277	1,520,257	A,B,C D,E,F	Accumulated other comprehensive income
Treasury stock, at cost	(124,228)	—	—	(124,228)		Treasury stock, at cost

	5,575,839	—	1,104,504	6,680,343		Equity attributable to Sony Group Corporation’s stockholders

Noncontrolling interests	45,637	(399)	(1,242)	43,996		Noncontrolling interests

Total equity	5,621,476	(399)	1,103,262	6,724,339		Total equity

Total liabilities and equity	26,354,840	(380,345)	1,533,348	27,507,843		Total liabilities and equity

Reconciliation of profit or loss for the fiscal year ended March 31, 2021

Accounts under U.S. GAAP	Yen in millions					Accounts under IFRS
	U.S. GAAP	Reclassification	Recognition and measurement differences	IFRS	Note
Sales and operating revenue:						Sales and financial services revenue:
Net sales	7,252,766	79,293	1,611	7,333,670	q	Sales
Financial services revenue	1,661,520	13,512	(10,041)	1,664,991	r,D	Financial services revenue
Other operating revenue	85,074	(85,074)	—	—	q

	8,999,360	7,731	(8,430)	8,998,661		Total sales and financial services revenue

Costs and expenses:						Costs and expenses:
Cost of sales	5,072,596	(3,850)	(2,867)	5,065,879	B	Cost of sales
Selling, general and administrative	1,469,955	61	3,138	1,473,154	B	Selling, general and administrative
Financial services expenses	1,488,963	12,503	208	1,501,674	r,D	Financial services expenses
Other operating expense, net	7,468	(720)	7,502	14,250	C	Other operating (income) expense, net

	8,038,982	7,994	7,981	8,054,957		Total costs and expenses

Equity in net income of affiliated companies	11,487	—	64	11,551	D	Share of profit (loss) of investments accounted for using the equity method

Operating income	971,865	(263)	(16,347)	955,255		Operating income

Other income:
Interest and dividends	10,457	(10,457)	—	—
Gain on equity securities, net	247,026	(247,026)	—	—
Other	6,752	(6,752)	—	—
	—	264,692	(180,900)	83,792	s,D	Financial income

Other expenses:
Interest expenses	12,185	(12,185)	—	—
Foreign exchange loss, net	16,056	(16,056)	—	—
Net periodic benefit costs other than service cost	8,811	(8,811)	—	—
Other	6,678	(6,678)	—	—
	—	43,924	(2,842)	41,082	s,B	Financial expenses

Income before income taxes	1,192,370	—	(194,405)	997,965	H	Income before income taxes

Income taxes	995	—	(46,926)	(45,931)	I	Income taxes

Net income	1,191,375	—	(147,479)	1,043,896		Net income

						Net income attributable to
Net income attributable to Sony Group Corporation’s stockholders	1,171,776	—	(142,166)	1,029,610		Sony Group Corporation’s stockholders
Net income attributable to noncontrolling interests	19,599	—	(5,313)	14,286		Noncontrolling interests

Reconciliation of comprehensive income for the fiscal year ended March
 31, 2021

Accounts under U.S. GAAP	Yen in millions					Accounts under IFRS
	U.S. GAAP	Reclassification	Recognition and measurement differences	IFRS	Note
Net income	1,191,375	—	(147,479)	1,043,896		Net income
Other comprehensive income, net of tax —						Other comprehensive income, net of tax —
						Items that will not be reclassified to profit or loss
	—	—	144,740	144,740	D	Changes in equity instruments measured at fair value through other comprehensive income
Pension liability adjustment	12,965	—	(1,410)	11,555		Remeasurement of defined benefit pension plans
	—	—	87	87		Share of other comprehensive income of investments accounted for using the equity method
						Items that may be reclassified subsequently to profit or loss
Unrealized losses on securities	(102,492)	—	(103,057)	(205,549)	D,E,F	Changes in debt instruments measured at fair value through other comprehensive income
Unrealized gains on derivative instruments	1,513	—	(1,462)	51		Cash flow hedges
Debt valuation adjustments	(3,120)	—	—	(3,120)		Insurance contract valuation adjustments
Foreign currency translation adjustments	106,826	(798)	9,293	115,321		Exchange differences on translating foreign operations
	—	798	—	798		Share of other comprehensive income of investments accounted for using the equity method

	15,692	—	48,191	63,883		Total other comprehensive income, net of tax

Total comprehensive income	1,207,067	—	(99,288)	1,107,779		Comprehensive income

						Comprehensive income attributable to
Comprehensive income attributable to Sony Group Corporation’s stockholders	1,198,836	—	(80,208)	1,118,628		Sony Group Corporation’s stockholders
Comprehensive income attributable to noncontrolling interests	8,231	—	(19,080)	(10,849)		Noncontrolling interests

(4)	Notes to reconciliation
Reclassifications

a.
“Marketable securities,” which were separately presented under U.S. GAAP, have been reclassified into “Investments and advances in the Financial Services segment” as current assets under IFRS. Investments held for variable annuities and variable life insurance contracts in the life insurance business, which were included in “Marketable securities” under U.S. GAAP, have been reclassified into “Investments and advances in the Financial Services segment” as current assets or non-current
assets under IFRS, after considering the
current/non-current
distinction based on the purpose of the investments related to the insurance liabilities in accordance with paragraph 66 of IAS 1 “Presentation of Financial Statements” (“IAS 1”).

b.
“Notes and accounts receivable, trade and contract assets” and “Allowance for credit losses,” which were separately presented under U.S. GAAP, have been reclassified into “Trade and other receivables, and contract assets” under IFRS.

c.	“Other receivables,” which were separately presented under U.S. GAAP, have been reclassified into “Trade and other receivables, and contract assets” under IFRS.

d.	“Other financial assets,” which were included in “Prepaid expenses and other current assets” under U.S. GAAP, are separately presented under IFRS.

e.
“Film costs,” which were presented separately, and music catalogs, artist contracts, music distribution rights and other content assets, which were included in “Intangibles, net” under U.S. GAAP are collectively reclassified and presented as “Content assets” under IFRS. “Intangibles, net” other than those reclassified and presented as “Content assets” have been reclassified into “Other intangible assets” under IFRS.

f.
“Securities investments and other,” which were separately presented under U.S. GAAP, have been reclassified into “Investments and advances in the Financial Services segment” as non-current
assets for the amounts related to the Financial Services segment and “Other financial assets” as non-current
assets for the amounts related to all segments excluding the Financial Services segment under IFRS. Housing loans in the banking business, which were included in “Securities investments and other” under U.S. GAAP, have been reclassified into “Investments and advances in the Financial Services segment” as current assets or non-current
assets under IFRS after considering the
current/non-current
distinction based on the terms of the contract in accordance with paragraph 66 of IAS 1.

g.	“Operating lease right-of-use assets” and “Finance lease right-of-use assets,” which were separately presented under U.S. GAAP, have been reclassified into “Right-of-use assets” under IFRS.

h.	“Other financial assets,” which were included in “Other” in other assets under U.S. GAAP, are separately presented under IFRS.

i.
“Current portion of long-term operating lease liabilities” and “Long-term operating lease liabilities,” which were separately presented under U.S. GAAP, have been reclassified into “Current portion of long-term debt” and “Long-term debt,” respectively under IFRS.

j.	“Notes and accounts payable, trade,” which were separately presented under U.S. GAAP, have been reclassified into “Trade and other payables” under IFRS.

k.
“Accounts payable, other and accrued expenses,” which were separately presented under U.S. GAAP, have been reclassified into either “Trade and other payables,” “Participation and residual liabilities in the Pictures segment,” “Other financial liabilities” or “Other current liabilities” under IFRS.

l.
“Deposits from customers in the banking business,” which were separately presented under U.S. GAAP, have been reclassified into “Other financial liabilities” of non-current
liabilities under IFRS, after considering the
current/non-current
distinction based on the terms of the contract in accordance with paragraph 69 of IAS 1.

m.	“Trade and other payables” and “Other financial liabilities,” which were included in current liabilities “Other” under U.S. GAAP, are separately presented under IFRS.

n.
“Participation and residual liabilities in the Pictures segment” and “Other financial liabilities,” which were included in “Other” in other than current liabilities under U.S. GAAP, are separately presented under IFRS.

o.	“Redeemable noncontrolling interest,” which was separately presented under U.S. GAAP, has been reclassified into “Other financial liabilities” under IFRS.

p.
Under U.S. GAAP, securities received as collateral other than cash in lending transactions are accounted for as “Marketable securities” and also as “Other current liabilities” representing Sony’s obligation to return the collateral, which was 373,274 million yen as of March 31, 2021. Under IFRS, the securities received as collateral other than cash shall be recognized in the consolidated statements of financial position if they are sold or the transferor defaults. None of the securities was recognized in the consolidated statements of financial position as of March 31, 2021.

q.	“Other operating revenue,” which was separately presented under U.S. GAAP, has been reclassified into “Sales” under IFRS.

r.
Under IFRS, “Financial services revenue” and “Financial services expenses” have increased by the same amount due to the gross up of revenue and expenses related to service transactions, based on the presentation requirements.

s.	Under IFRS, “Financial income” and “Financial expenses” have been presented separately, based on the presentation requirements.
Recognition and measurement differences
A. Exchange differences on translating foreign operations
Under IFRS 1, first-time adopters may choose to deem the cumulative exchange differences on translating foreign operations as zero at the date of transition to IFRS. Sony has chosen to apply this exemption and transferred all cumulative exchange differences on translating foreign operations into retained earnings at the date of transition to IFRS.
The impact of this change is as follows:

	Yen in millions
	April 1, 2020	March 31, 2021
(Consolidated Statements of Financial Position)
Accumulated other comprehensive income	(509,872)	(510,091)

Adjustment to retained earnings	(509,872)	(510,091)

B. Post-employment benefits
Under U.S. GAAP, past service costs and actuarial gains and losses are deferred in accumulated other comprehensive income, and subsequently reclassified to profit or loss over a certain period of time in the future.
Under IFRS, past service costs are expensed as incurred. Adjustments due to remeasurements of the net defined benefit liabilities or assets, such as actuarial gains and losses, are recognized in other comprehensive income when incurred and immediately transferred to retained earnings and are not reclassified to profit or loss in a subsequent period.
In addition, if the fair value of plan assets is in excess of the present value of defined benefit obligations, the amount of any asset to be recognized is limited to the present value of any economic benefits available in the form of refunds from the plan or reductions in the future contributions to the plan.
The impact of this change before considering the tax effect is as follows:

	Yen in millions
	April 1, 2020	March 31, 2021
(Consolidated Statements of Financial Position)
Other non-current assets	(16,829)	(17,083)
Defined benefit liabilities	30	(62)
Accumulated other comprehensive income	(300,385)	(277,379)

Adjustment to retained earnings	(317,184)	(294,524)

	Yen in millions
	Fiscal year ended March 31, 2021
(Consolidated Statements of Income)
Cost of sales	(2,193)
Selling, general and administrative	(244)
Financial expenses	9,476

Increase (decrease) in adjustment to income before income taxes	7,039

C. Impairment of goodwill
The level at which goodwill is tested for impairment differs between U.S. GAAP and IFRS. Under U.S. GAAP, goodwill is tested for impairment at the reporting unit level. Reporting units are Sony’s operating segments or one level below the operating segments. The identification of reporting units is dependent on the level at which discrete financial information is available and regularly reviewed by the segment manager. Under IFRS, goodwill is tested for impairment at the level of the CGU or group of CGUs, which represent the lowest level at which goodwill is monitored for internal management purposes, which may be a lower level of grouping than a reporting unit under U.S. GAAP. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or group of assets.
Upon the transition to IFRS, Sony assessed its reporting units to determine if such reporting units should be further divided into several CGUs under IFRS. As a result, Sony determined that certain CGUs should be grouped at a lower level than a reporting unit under U.S. GAAP. In addition, Sony performed an impairment test for goodwill at the date of transition to IFRS regardless of whether there were any indications that the goodwill may be impaired based on conditions at the date of transition to IFRS. In performing the impairment test, Sony used the goodwill balance under U.S. GAAP attributed to each CGU or group of CGUs based on the history of acquisitions of the businesses. Under U.S. GAAP, when a business within a reporting unit was disposed of (including when classified as held for sale), goodwill was allocated to the remaining business and the disposed business based on relative fair value, and only the goodwill allocated to the disposed business was written off. Under IFRS, since certain disposed businesses represented individual CGUs or a group of CGUs, at the time of disposition, all the goodwill that was recognized for such businesses would have been written off. The assessment resulted in impairments related to CGUs or groups of CGUs of businesses that Sony disposed of prior to the date of transition to IFRS. In addition, the assessment resulted in impairments related to CGUs or groups of CGUs of businesses that existed at the date of transition to IFRS where the recoverable amount was lower than the carrying amount.
As a result, at the date of transition to IFRS, goodwill decreased by 96,817 million yen, and retained earnings decreased by the same amount. The impact of this change was primarily in the I&SS and Pictures segments and is discussed below.
In the I&SS segment, at the date of transition to IFRS, Sony recognized 43,376 million yen of impairment losses in retained earnings, which includes the impairment loss related to the goodwill allocated to CGUs or groups of CGUs of businesses that Sony disposed of prior to the date of transition to IFRS as well as the Internet of Things (“IoT”)-related business, which existed at the date of transition to IFRS. The recoverable amount of the
IoT-related
business was determined by the value in use and a
pre-tax
discount rate of 9.8% was used in the measurement.
In the Pictures segment, at the date of transition to IFRS, Sony recognized 48,749 million yen of impairment losses in retained earnings, which includes the impairment loss related to the goodwill allocated to CGUs or groups of CGUs of businesses that Sony disposed of prior to the date of transition to IFRS as well as the United States television network CGU, which existed at the date of transition to IFRS. The recoverable amount of the United States television network CGU was determined by the value in use and a pre-tax
discount rate of 15.9% was used in the measurement.
The impact of this change is as follows:

	Yen in millions
	April 1, 2020	March 31, 2021
(Consolidated Statements of Financial Position)
Goodwill	(96,817)	(100,727)
Accumulated other comprehensive income	—	2,942

Adjustment to retained earnings	(96,817)	(97,785)

	Yen in millions
	Fiscal year ended March 31, 2021
(Consolidated Statements of Income)
Other operating (income) expense, net	(968)

Increase (decrease) in adjustment to income before income taxes	(968)

D. Equity instruments and debt instruments
Under U.S. GAAP, equity securities are recognized at fair value and subsequent changes in fair value are recognized in profit or loss. Equity securities that do not have readily determinable fair values are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.
Additionally, under U.S. GAAP, debt securities that are
held-to-maturity,
primarily in the life insurance business, are carried at amortized cost.
Under IFRS, equity instruments are recognized at fair value and subsequent changes in fair value are recognized in profit or loss. However, for investments in equity instruments which are not held for trading, Sony may make an irrevocable election at initial recognition to present subsequent changes in fair value of the investments in other comprehensive income. Such financial assets are measured at fair value and subsequent changes in the fair value are recognized in other comprehensive income.
Additionally, under IFRS, debt instruments, which are primarily in the life insurance business, are classified as financial assets measured at fair value through other comprehensive income if the debt instruments are held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Changes in the fair value of the financial assets after initial recognition, except for impairment gains or losses and foreign exchange gains or losses, are recognized in other comprehensive income.
The impact of this change before considering the tax effect is as follows:

	Yen in millions
	April 1, 2020	March 31, 2021
(Consolidated Statements of Financial Position)
Other financial assets (non-current)	22,110	31,627
Investments and advances in the Financial Services segment (non-current)	2,439,946	1,649,660

Accumulated other comprehensive income	(2,424,510)	(1,840,980)

Adjustment to retained earnings	37,546	(159,693)

	Yen in millions
	Fiscal year ended March 31, 2021
(Consolidated Statements of Income)
Financial services revenue	(12,547)
Financial services expenses	(854)
Share of profit (loss) of investments accounted for using the equity method	(30)
Financial income	(178,677)

Increase (decrease) in adjustment to income before income taxes	(192,108)

E. Insurance-related accounts
In accordance with Sony’s first-time adoption of IFRS 4 at the date of transition to IFRS, insurance contracts are recognized and measured based on the same accounting principles previously applied under U.S. GAAP. Under IFRS, the amount of insurance-related accounts was affected by shadow accounting in the life insurance business as a result of the increase in financial instruments to be measured at fair value through other comprehensive income. This change is mainly because the shadow liability adequacy test indicated that the insurance liabilities were not recorded at a sufficient level at the date of transition to IFRS.

The impact of this change before considering the tax effect is as follows:

	Yen in millions
	April 1, 2020	March 31, 2021
(Consolidated Statements of Financial Position)
Deferred insurance acquisition costs	(412,997)	(33,434)
Future insurance policy benefits and other	(273,530)	(14,609)
Policyholders’ account in the life insurance business	2,261	2,170
Accumulated other comprehensive income	684,266	45,873

F. Impact of changes in the measurement method of debt instruments in the life insurance business on deferred tax liabilities and noncontrolling interests
In connection with “D. Equity instruments and debt instruments” and “E. Insurance-related accounts,” accumulated other comprehensive income is affected due to the change in the measurement method of debt instruments in the life insurance business and the change in the amount of insurance-related accounts as a result of the application of shadow accounting.
The impact of this change on deferred tax liabilities and noncontrolling interests is as follows:

	Yen in millions
	April 1, 2020	March 31, 2021
(Consolidated Statements of Financial Position)
Deferred tax liabilities	(489,839)	(452,189)
Noncontrolling interests	(440,099)	—
Accumulated other comprehensive income	929,938	452,189

G. Retained earnings
The main items causing the differences in retained earnings are as follows:

	Yen in millions
	April 1, 2020	March 31, 2021
Retained earnings under U.S. GAAP	2,765,187	3,857,152

1 Exchange differences on translating foreign operations *A	(509,872)	(510,091)
2 Post-employment benefits *B	(317,184)	(294,524)
3 Impairment of goodwill *C	(96,817)	(97,785)
4 Equity instruments and debt instruments *D	37,546	(159,693)
5 Other	6,616	13,249
Tax effect of adjustments	64,221	106,195

Total	(815,490)	(942,649)

Retained earnings under IFRS	1,949,697	2,914,503

H. Income before income taxes
The main items causing the differences in income before income taxes are as follows:

Yen in millions
Fiscal year ended March 31, 2021
Income before income taxes under U.S. GAAP	1,192,370

1 Post-employment benefits *B	7,039
2 Impairment of goodwill *C	(968)
3 Equity instruments and debt instruments *D	(192,108)
4 Other	(8,368)

Total	(194,405)

Income before income taxes under IFRS	997,965

I. Income taxes
Due to the adoption of IFRS, income taxes have been adjusted by recording the tax effects on various IFRS adjustments recognized and measured, and other IFRS tax effects.
(5) Reconciliation of consolidated statements of cash flows
The main items causing the differences in the consolidated statements of cash flows are as follows:

	Yen in millions
	Fiscal year ended March 31, 2021
	Cash flows from operating activities	Cash flows from investing activities	Cash flows from financing activities
Consolidated statements of cash flows under U.S. GAAP	1,350,150	(1,781,516)	666,967

1. Principal payments for operating lease liabilities *1	72,098	—	(72,098)
2. Additions and disposals of content assets *2	(34,751)	34,751	—
3. Changes in assets and liabilities in the Financial Services segment *3
(1) Investments and advances in the Financial Services segment	(1,181,744)	1,181,744	—
(2) Deposits from customers in the banking business	332,987	—	(332,987)
(3) Borrowings in the life insurance business and the banking business	463,783	—	(463,783)
(4) Future insurance policy benefits and other and policyholders’ account in the life insurance business	134,299	—	(134,299)
4. Other	3,395	1,111	(2,333)

Total	(209,933)	1,217,606	(1,005,500)

Consolidated statements of cash flows under IFRS	1,140,217	(563,910)	(338,533)

*1	P rincipal payments for operating lease liabilities
Under U.S. GAAP, lessees classify leases as either operating leases or finance leases, and the principal payments for the operating lease liabilities are classified as cash flows from operating activities in the consolidated statements of cash flows. Under IFRS, the distinction between operating leases and finance leases no longer exists for lessees, and all of the principal payments for lease liabilities are classified as cash flows from financing activities in the consolidated statements of cash flows.

*2	Additions and disposals of content assets
Under U.S. GAAP, Sony classified the cash flows from the additions and disposals of film costs as cash flows from operating activities, and classified the cash flows from the additions and disposals of music catalogs, artist contracts, music distribution rights and other content assets as cash flows from investing activities in the consolidated statements of cash flows based on the nature of such transactions as additions and disposals of intangible assets. Under IFRS, Sony defines these intangible assets as content assets, and classifies the cash flows from the additions and disposals of content assets as cash flows from operating activities in the consolidated statements of cash flows except for additions and disposals of content assets from business combinations or business divestitures, because the additions and disposals of content assets are derived from the principal revenue-producing activities of Sony.

*3	Changes in assets and liabilities in the Financial Services segment
Under U.S. GAAP, Sony classified cash flows from changes in investments and advances in the Financial Services segment and repurchase agreements in the Financial Services segment, deposits from customers in the banking business and policyholders’ account in the life insurance business according to the nature of these transactions in the consolidated statements of cash flows. Under IFRS, Sony classifies cash flows from these transactions as cash flows from operating activities in the consolidated statements of cash flows as these transactions are viewed as integral to the principal revenue-producing activities of Sony.